Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Digital Asset Holdings

The following table summarizes the Group’s digital asset holdings as of December 31, 2025:

		As of December 31, 2025
Digital Assets	Valuation method	Holdings	Cost Basis	Fair value
BTC*	Fair value	30	$3,422,103	$2,625,574
USDT	Cost method	77,369	77,369	77,369
Total digital assets			$3,499,472	$2,702,943

*	The fair value per unit of BTC as of December 31, 2025 was approximately $87,519, as quoted in the active market.

Schedule of Movement for the Digital Assets

The following table presents the movement for the digital assets of the Group for the years ended December 31, 2025, 2024 and 2023:

	BTC	USDT	Total

Balance as of December 31, 2023 and 2024, and January 1, 2025	$—	$—	$—
Purchase of digital assets	3,422,103	77,369	3,499,472
Unrealized losses on digital assets, net	(796,529)	—	(796,529)
Balance as of December 31, 2025	2,625,574	77,369	2,702,943